Other Financial Assets	12 Months Ended
Mar. 31, 2021
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Other Financial Assets

(8) Other Financial Assets
Other financial assets as of March 31, 2020 and 2021 consist of the following:

	Yen (millions)
	2020	2021
Financial assets measured at amortized cost:
Receivables other than trade receivables and receivables from financial services	¥144,554	¥147,472
Debt securities	62,204	173,302
Guaranty deposits	12,266	12,006
Restricted cash	64,152	49,166
Other	10,743	13,612
Allowance for impairment losses	(3,364)	(3,358)
Financial assets measured at fair value through other comprehensive income:
Debt securities	9,069	10,134
Equity securities	178,001	344,205
Financial assets measured at fair value through profit or loss:
Derivatives	95,804	108,978
Debt securities	58,348	68,323

Total	¥631,777	¥923,840

Current assets	¥190,053	¥295,307
Non-current assets	441,724	628,533

Total	¥631,777	¥923,840

The changes in the allowance for impairment losses on other financial assets for the years ended March 31, 2019, 2020 and 2021 are as follows:

	Yen (millions)
	2019	2020	2021
Balance at beginning of year	¥10,145	¥4,233	¥3,364

Remeasurement	¥284	¥600	¥792
Write-offs	(6,194)	(1,463)	(805)
Exchange differences on translating foreign operations	(2)	(6)	7

Balance at end of year	¥4,233	¥3,364	¥3,358

The allowance for impairment losses on other financial assets for the years ended March 31, 2019, 2020 and 2021 are mainly for credit-impaired financial assets.

Major securities included in the equity securities designated as financial assets measured at fair value through other comprehensive income as of March 31, 2020 and 2021 are as follows:
As of March 31, 2020

Yen (millions)
Fair value
GM Cruise Holdings LLC	¥85,649
Stanley Electric Co., Ltd.	19,690
Mitsubishi UFJ Financial Group, Inc.	5,844
Tokio Marine Holdings, Inc.	5,409
NIKKON Holdings Co., Ltd.	5,184
Daido Steel Co., Ltd.	4,542
As of March 31, 2021

Yen (millions)
Fair value
Contemporary Amperex Technology Co., Ltd.	¥124,782
GM Cruise Holdings LLC	94,324
Stanley Electric Co., Ltd.	30,431
Mitsubishi UFJ Financial Group, Inc.	8,581
Daido Steel Co., Ltd.	6,670
Tokio Marine Holdings, Inc.	5,753
Honda sells (derecognizes) the equity securities designated as financial assets measured at fair value through other comprehensive income to improve efficiency and effectiveness in the utilization of resources.
The fair values at the date of derecognition and cumulative net gains or losses recognized in other comprehensive income in equity for the years ended March 31, 2019, 2020 and 2021 are as follows:

	Yen (millions)
	2019	2020	2021
Fair value	¥61,038	¥33	¥2,181
Cumulative net gain or loss	¥39,382	¥(23)	¥416